Fair value option - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value option of long-term debt	$ 240
Long-term debt, fair value	0	$ 400
Subordinated notes	15
Subordinated debt notes, fair value	$ 15